Employee Benefits Obligations - Summary of Sensitivity Analysis For Actuarial Assumptions (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (11.9)	$ (15.3)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	12.9	17.3
Salary increase incl. inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	1.3	1.8
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1.2)	$ (1.7)